UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                   811-02363
                                               --------------------

                       Cornerstone Total Return Fund, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

        383 Madison Avenue, New York, NY                           10179
--------------------------------------------------------------------------------
    (Address of principal executive offices)                     (Zip code)

                                   Jodi Levine

   Cornerstone Total Return Fund, Inc., 383 Madison Avenue, New York, NY 10179
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:     (212) 272-3550
                                                     --------------------

Date of fiscal year end:       December 31, 2007
                               -----------------

Date of reporting period:      March 31, 2007
                               ------------------

ITEM 1: SCHEDULE OF INVESTMENTS


================================================================================
CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)
================================================================================

                                                          NO. OF
DESCRIPTION                                               SHARES        VALUE
--------------------------------------------------------------------------------
EQUITY SECURITIES - 99.77%
  UNITED STATES - 99.44%
    CLOSED-END FUNDS - 8.04%
     Adams Express Company                                70,400     $  987,008
     Boulder Total Return Fund, Inc.                      13,900        301,769
     Central Europe and Russia Fund, Inc. (The) ^          2,500        125,875
     Cohen & Steers Select Utility Fund, Inc. ^            6,000        157,140
     Dreman/Claymore Dividend & Income Fund ^             49,500      1,072,665
     H&Q Healthcare Investors                              5,100         87,363
     H&Q Life Sciences Investors ^                         6,000         83,400
     Japan Equity Fund ^                                  13,000        110,760
     Liberty All-Star Growth Fund, Inc.                  140,800        771,584
     Neuberger Berman Real Estate Income Fund Inc.         8,500        228,650
     Petroleum & Resources Corporation                     3,000        103,890
                                                                     ----------
                                                                      4,030,104
                                                                     ----------
    CONSUMER DISCRETIONARY - 9.72%
     Bed Bath & Beyond Inc. *                              2,500        100,425
     Best Buy Co., Inc.                                    3,750        182,700
     Coach, Inc. *                                         2,500        125,125
     Comcast Corporation, Class A *                        9,012        233,861
     Comcast Corporation, Special Class A *                6,750        171,922
     DIRECTV Group, Inc. (The) *                           4,000         92,280
     Ford Motor Company                                   14,000        110,460
     Fortune Brands, Inc.                                  2,500        197,050
     Goodyear Tire & Rubber Company (The) *                2,500         77,975
     Harley-Davidson, Inc.                                 2,500        146,875
     Hilton Hotels Corporation                             2,500         89,900
     Home Depot, Inc. (The)                                9,000        330,660
     J.C. Penney Company, Inc. ^                           2,500        205,400
     Kohl's Corporation *                                  2,500        191,525
     Lowe's Companies, Inc. ^                              4,900        154,301
     Marriott International, Inc., Class A ^               5,000        244,800
     Mattel, Inc.                                          4,500        124,065
     McDonald's Corporation                                8,100        364,905
     McGraw-Hill Companies, Inc. (The)                     2,500        157,200
     Nordstrom, Inc.                                       2,500        132,350
     Office Depot, Inc. *                                  2,500         87,850
     Omnicom Group Inc.                                    1,500        153,570
     Staples, Inc.                                         3,150         81,396
     Starbucks Corporation *                               2,500         78,400
     Target Corporation                                    4,600        272,596
     Time Warner Inc.                                     17,000        335,240
     TJX Companies, Inc. (The)                             2,500         67,400
     Viacom Inc., Class B *                                2,000         82,220
     Walt Disney Company (The)                             8,000        275,440
                                                                     ----------
                                                                      4,867,891
                                                                     ----------
    CONSUMER STAPLES - 9.10%
     Altria Group, Inc.                                    7,700        676,137
     Archer-Daniels-Midland Company                        3,000        110,100


                                      -1-



                                                          NO. OF
DESCRIPTION                                               SHARES        VALUE
--------------------------------------------------------------------------------

     Campbell Soup Company ^                               3,200        124,640
     Coca-Cola Company (The)                              11,000        528,000
     Colgate-Palmolive Company                             2,500        166,975
     ConAgra Foods, Inc.                                   2,500         62,275
     CVS Corporation                                       4,175        142,534
     General Mills, Inc.                                   2,500        145,550
     H.J. Heinz Company                                    2,700        127,224
     Kroger Co. (The) ^                                    3,600        101,700
     PepsiCo, Inc.                                         5,000        317,800
     Procter & Gamble Company (The)                       11,472        724,572
     Safeway Inc. ^                                        4,900        179,536
     Walgreen Co.                                          5,600        256,984
     Wal-Mart Stores, Inc.                                19,000        892,050
                                                                     ----------
                                                                      4,556,077
                                                                     ----------
    ENERGY - 9.30%
     Chevron Corporation ^                                10,068        744,629
     Devon Energy Corporation                              2,500        173,050
     El Paso Corporation.                                  3,000         43,410
     Exxon Mobil Corporation                              32,000      2,414,402
     Halliburton Company                                   5,000        158,700
     Marathon Oil Corp.                                    2,500        247,075
     Norsk Hydro ADR                                       2,500         82,050
     Occidental Petroleum Corporation                      2,500        123,275
     Peabody Energy Corporation ^                          2,500        100,600
     Schlumberger Limited                                  5,000        345,500
     Spectra Energy Corporation                            3,300         86,691
     XTO Energy, Inc.                                      2,500        137,025
                                                                     ----------
                                                                      4,656,407
                                                                     ----------
    FINANCIALS - 19.14%
     AFLAC Incorporated                                    1,500         70,590
     Allstate Corporation (The)                            2,500        150,150
     American Express Company                              3,500        197,400
     American International Group, Inc.                   12,331        828,890
     Ameriprise Financial, Inc.                            1,220         69,711
     Aon Corporation                                       2,500         94,900
     Bank of America Corporation                          17,021        868,411
     BB&T Corporation                                      4,500        184,590
     CB Richard Ellis Group, Inc.- Class A *               2,500         85,450
     Charles Schwab Corporation (The)                      8,200        149,978
     Chubb Corporation (The)                               5,000        258,350
     Citigroup Inc.                                       25,600      1,314,304
     Fannie Mae                                            3,200        174,656
     Fifth Third Bancorp                                   2,500         96,725
     Franklin Resources, Inc.                              2,500        302,075
     Freddie Mac                                           3,300        196,317
     Goldman Sachs Group, Inc. (The)                       3,000        619,890
     Hartford Financial Services Group, Inc. (The)         1,600        152,928
     JPMorgan Chase & Co.                                 12,700        614,426
     KeyCorp                                               2,500         93,675
     Lehman Brothers Holdings Inc.                         2,500        175,175
     Marsh & McLennan Companies, Inc. ^                    2,500         73,225
     Mellon Financial Corporation ^                        2,300         99,222
     Merrill Lynch & Co., Inc.                             1,100         89,837
     Metlife, Inc.                                         3,000        189,450


                                      -2-



                                                          NO. OF
DESCRIPTION                                               SHARES        VALUE
--------------------------------------------------------------------------------

     Moody's Corporation                                   2,000        124,120
     Morgan Stanley                                        3,700        291,412
     National City Corporation                             2,500         93,125
     Prudential Financial, Inc.                            2,500        225,650
     Regions Financial Corporation                         1,993         70,492
     SLM Corporation                                       2,500        102,250
     State Street Corporation ^                            1,600        103,600
     Synovus Corporation                                   2,500         80,850
     Travelers Companies, Inc. (The)                       5,092        263,613
     UnumProvident Corporation                             2,500         57,575
     Wachovia Corporation                                  5,600        308,280
     Wells Fargo & Company                                18,000        619,740
     Western Union Company                                 4,325         94,934
                                                                     ----------
                                                                      9,585,966
                                                                     ----------
    HEALTHCARE - 10.64%
     Aetna Inc.                                            4,000        175,160
     Amgen Inc. *                                          8,300        463,804
     Biomet, Inc.                                          2,500        106,225
     Eli Lilly and Company                                 4,100        220,211
     Forest Laboratories, Inc. *                           2,500        128,600
     Gilead Sciences, Inc. *                               2,500        191,250
     Johnson & Johnson ^                                  15,500        934,030
     Laboratory Corporation of America Holdings *          2,500        181,575
     McKesson Corporation                                  2,500        146,350
     Medco Health Solutions, Inc. *                        1,531        111,043
     Medtronic, Inc. ^                                     4,500        220,770
     Merck & Co. Inc.                                      8,700        384,279
     Pfizer Inc. ^                                        24,960        630,490
     Schering-Plough Corporation ^                         8,400        214,284
     St. Jude Medical, Inc. *                              2,500         94,025
     Stryker Corporation                                   2,000        132,640
     UnitedHealth Group Incorporated ^                    10,000        529,700
     Wyeth                                                 5,000        250,150
     Zimmer Holdings, Inc. *                               2,500        213,525
                                                                     ----------
                                                                      5,328,111
                                                                     ----------
    INDUSTRIALS - 9.73%
     3M Co.                                                2,500        191,075
     Boeing Company (The)                                  1,400        124,474
     Caterpillar Inc.                                      2,500        167,575
     CSX Corporation                                       5,000        200,250
     Danaher Corporation ^                                 2,500        178,625
     Dover Corporation                                     1,000         48,810
     FedEx Corp.                                           2,500        268,575
     General Dynamics Corporation ^                        2,500        191,000
     General Electric Company                             49,000      1,732,640
     Honeywell International Inc.                          3,300        151,998
     Illinois Tool Works Inc.                              2,500        129,000
     Lockheed Martin Corporation                           2,500        242,550
     Norfolk Southern Corporation                          2,500        126,500
     Raytheon Company                                      2,500        131,150
     Rockwell Automation, Inc. ^                           2,500        149,675
     Southwest Airlines Co.                                3,000         44,100
     United Parcel Service, Inc., Class B                  4,000        280,400
     United Technologies Corporation                       4,400        286,000


                                      -3-


                                                          NO. OF
DESCRIPTION                                               SHARES        VALUE
--------------------------------------------------------------------------------

     Waste Management, Inc.                                2,500         86,025
     Waters Corporation *                                  2,500        145,000
                                                                     ----------
                                                                      4,875,422
                                                                     ----------
    INFORMATION TECHNOLOGY - 13.74%
     Agilent Technologies Inc. *                           2,500         84,225
     Altera Corporation                                    2,500         49,975
     Apple Computer, Inc. *                                5,000        464,550
     Applied Materials, Inc.                               8,000        146,560
     Broadcom Corporation - Class A *                      2,500         80,175
     Cisco Systems, Inc. *                                22,000        561,660
     Corning Incorporated *                                3,500         79,590
     Dell Inc. *                                           5,700        132,297
     eBay Inc. ^ *                                         4,000        132,600
     EMC Corporation *                                     8,000        110,800
     First Data Corporation                                4,325        116,342
     Fiserv, Inc. ^ *                                      2,500        132,650
     Google Inc. *                                         1,000        458,160
     Hewlett-Packard Company                              10,000        401,400
     Intel Corporation                                    17,000        325,210
     International Business Machines Corporation           5,700        537,282
     Intuit Inc. ^ *                                       2,500         68,400
     Microsoft Corporation                                37,500      1,045,125
     Motorola, Inc.                                        8,600        151,962
     Network Appliance, Inc. *                             2,500         91,300
     NVIDIA Corporation *                                  2,500         71,950
     Oracle Corporation ^ *                               33,600        609,168
     Paychex, Inc.                                         2,500         94,675
     QUALCOMM Inc.                                         6,800        290,088
     Texas Instruments Incorporated                       11,000        331,100
     Xerox Corporation *                                   3,000         50,670
     Yahoo! Inc. *                                         8,500        265,965
                                                                     ----------
                                                                      6,883,879
                                                                     ----------
    MATERIALS - 2.60%
     Air Products & Chemicals, Inc.                        2,500        184,900
     Alcoa Inc.                                            3,000        101,700
     Dow Chemical Company (The)                            3,500        160,510
     E. I. du Pont de Nemours and Company                  5,800        286,694
     International Paper Company                           2,300         83,720
     Monsanto Company ^                                    3,546        194,888
     Nucor Corporation ^                                   2,500        162,825
     Rohm and Hass Company ^                               2,500        129,300
                                                                     ----------
                                                                      1,304,537
                                                                     ----------
    REAL ESTATE INVESTMENT TRUST - 0.56%
     Simon Property Group, Inc.                            2,500        278,125
                                                                     ----------
                                                                        278,125
                                                                     ----------
    TELECOMMUNICATION SERVICES - 3.82%
     AT&T Inc.                                            31,589      1,245,554
     Nokia ADR                                             2,500         57,300
     Qwest Communications International Inc. *            10,000         89,900
     Sprint Nextel Corporation                             7,437        141,006
     Verizon Communications Inc.                          10,000        379,200
                                                                     ----------
                                                                      1,912,960
                                                                     ----------

                                      -4-

                                                          NO. OF
DESCRIPTION                                               SHARES        VALUE
--------------------------------------------------------------------------------

    UTILITIES - 3.05%
     AES Corporation (The) ^ *                             3,000         64,560
     Alleghany Energy Inc. *                               2,500        122,850
     American Electric Power Company, Inc.                 5,500        268,125
     Duke Energy Corporation                               6,600        133,914
     FirstEnergy Corp.                                     2,500        165,600
     Southern Company (The)                                2,500         91,625
     TXU Corp.                                             7,400        474,340
     Williams Companies, Inc. (The)                        2,500         71,150
     Xcel Energy, Inc.                                     5,500        135,795
                                                                     ----------
                                                                      1,527,959
                                                                     ----------
  TOTAL UNITED STATES
    (cost - $42,143,650)                                             49,807,438
                                                                     ----------
  CZECH REPUBLIC - 0.33%
    CONSUMER DISCRETIONARY - 0.33%
     Bonton a.s. * #                                     137,180          3,828
     Bonton Book a.s. * #                                 68,590         32,578
     Bonton Film Entertainment a.s. * #                   68,590         81,446
     Bonton Music a.s. * #                                68,590         45,039
     Bonton Pictures a.s. * #                             68,590          2,443
                                                                     ----------
  TOTAL CZECH REPUBLIC
    (cost - $894,864)                                                   165,334
                                                                     ----------
  TOTAL EQUITY SECURITIES
    (cost - $43,038,514)                                             49,972,772
                                                                     ----------

                                                      PRINCIPAL
                                                     AMOUNT 000's
                                                     -------------
  SHORT-TERM INVESTMENTS - 4.02%
    REPURCHASE AGREEMENTS - 4.02%
     Bear, Stearns & Co. Inc. + ++
     (Agreements dated 3/30/2007 to be
     repurchased at $1,335,817, 2.7187%,
     4/2/2007, collateralized by $1,371,191
     in United States Treasury Notes)                    $ 1,336     $1,335,514
     Bear, Stearns & Co. Inc. + ++
     (Agreements dated 3/30/2007 to be
     repurchased at $525,317, 5.4375%, 4/2/2007,
     collateralized by $537,452 in
     United States Treasury Notes)                           525        525,079
     Bear, Stearns & Co. Inc.
     (Agreements dated 3/30/2007 to be
     repurchased at $152,148, 5.1000%, 4/2/2007,
     collateralized by $158,479 in
     United States Treasury Notes)                           152        152,083
                                                                     ----------
                                                                      2,012,676
                                                                     ----------
  TOTAL SHORT-TERM INVESTMENTS
   (cost - $2,012,676)                                                2,012,676
                                                                     ----------
  TOTAL INVESTMENTS - 103.79%
    (cost - $45,051,190)                                             51,985,448
                                                                     ----------
  LIABILITIES IN EXCESS OF OTHER ASSETS - (3.79)%                    (1,900,024)
                                                                     ----------
  NET ASSETS - 100.00%                                              $50,085,424
                                                                    ===========

-----------------

ADR American Depositary Receipt
*    Non-income producing security.
+    Stated interest rate, before rebate earned by borrower of securities on loan.
++ Represents investment purchased with collateral received for securities on loan.
^    Security or a portion thereof is out on loan.
# Securities are fair valued in accordance with procedures established by the Board of Directors.

At March 31, 2007, the Fund held 0.33% of its net assets in securities valued in good faith by the Board of Directors with an aggregate cost of $894,864 and a fair value of $165,334.

Federal Income Tax Cost: At March 31, 2007, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $45,102,819, $10,319,840, ($3,437,211), $6,882,629, respectively.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the Fund's annual report previously filed with the Securities and Exchange Commission on the Form N-CSR on March 9, 2007 with a file number 811-02363.

Securities and assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including reference to special reports prepared by analysts and or reports published in the financial press, the financial conditions and prospects of the issuer available, including considering any recent management or capital structure changes or other recent events that may impact the price of the security; and evaluation of any other information that could be indicative of the value of the security.

Other information regarding the Fund is available in the Fund's most recent annual report filed with the Securities and Exchange Commission on Form N-CSR on March 9, 2007, file number 811-02363. This information is also available to registered shareholders by calling (800) 937-5449. For general inquiries, please call (212) 272-3550. This information is also available on the website of the Securities and Exchange Commission - http://www.sec.gov.

ITEM 2: CONTROLS AND PROCEDURES

      (a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3: EXHIBITS

1. The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

      Cornerstone Total Return Fund, Inc.


      /s/ Ralph W. Bradshaw
      ---------------------
      Name:  Ralph W. Bradshaw
      Title: Principal Executive Officer
      Date:  May 25, 2007


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


      /s/ Ralph W. Bradshaw
      ---------------------
      Name:  Ralph W. Bradshaw
      Title: Principal Executive Officer
      Date:  May 25, 2007


      /s/ Jodi B. Levine
      ------------------
      Name:  Jodi B. Levine
      Title: Principal Financial Officer
      Date:  May 25, 2007